Schedule of Investments (unaudited)
December 31, 2021
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
Axon Enterprise, Inc.(a)	8,270	$ 1,298,390
Lockheed Martin Corp.	80,699	28,681,232
Mercury Systems, Inc.(a)	11,282	621,187
Northrop Grumman Corp.	3,049	1,180,176
		31,780,985
Air Freight & Logistics — 1.6%
CH Robinson Worldwide, Inc.	232,653	25,040,443
Expeditors International of Washington, Inc.	305,339	41,003,974
United Parcel Service, Inc., Class B	34,748	7,447,886
		73,492,303
Auto Components — 0.6%
BorgWarner, Inc.	673,835	30,369,743
Automobiles — 1.7%
Rivian Automotive, Inc., Class A(a)(b)	65,218	6,762,454
Tesla, Inc.(a)	67,778	71,626,435
		78,388,889
Banks — 2.9%
Bank of America Corp.	136,133	6,056,557
Bank of Hawaii Corp.	24,611	2,061,417
Citigroup, Inc.	428,806	25,895,594
First Republic Bank	256,797	53,031,149
Huntington Bancshares, Inc.	101,520	1,565,438
JPMorgan Chase & Co.	67,007	10,610,559
Pinnacle Financial Partners, Inc.	66,908	6,389,714
PNC Financial Services Group, Inc.	45,299	9,083,356
Regions Financial Corp.	502,243	10,948,898
Signature Bank	25,939	8,390,488
Western Alliance Bancorp	37,219	4,006,625
		138,039,795
Beverages — 0.8%
Coca-Cola Europacific Partners PLC	140,101	7,835,849
Keurig Dr Pepper, Inc.	293,558	10,820,548
Molson Coors Beverage Co., Class B	277,631	12,868,197
PepsiCo, Inc.	36,044	6,261,203
		37,785,797
Biotechnology — 1.3%
AbbVie, Inc.	128,077	17,341,626
Amgen, Inc.	148,229	33,347,078
Biogen, Inc.(a)(b)	9,720	2,332,023
Gilead Sciences, Inc.	30,264	2,197,469
Moderna, Inc.(a)	3,343	849,055
Regeneron Pharmaceuticals, Inc.(a)	9,177	5,795,459
		61,862,710
Building Products — 1.2%
Allegion PLC	53,040	7,024,618
Builders FirstSource, Inc.(a)	11,108	952,067
Lennox International, Inc.	19,847	6,437,573
Masco Corp.	6,475	454,674
Owens Corning	15,274	1,382,297
Trane Technologies PLC	209,232	42,271,141
		58,522,370
Capital Markets — 1.8%
Apollo Global Management, Inc.	61,751	4,472,625
CME Group, Inc.	14,127	3,227,455
FactSet Research Systems, Inc.	21,305	10,354,443
Goldman Sachs Group, Inc.	3,440	1,315,972
Intercontinental Exchange, Inc.	52,258	7,147,327
Security	Shares	Value
Capital Markets (continued)
Moody’s Corp.	4,121	$ 1,609,580
Morgan Stanley	164,514	16,148,694
S&P Global, Inc.	65,657	30,985,508
Stifel Financial Corp.	152,536	10,741,585
		86,003,189
Chemicals — 1.1%
Corteva, Inc.	9,201	435,023
Ecolab, Inc.	121,729	28,556,406
Mosaic Co.	28,303	1,112,025
Sherwin-Williams Co.	56,705	19,969,233
		50,072,687
Commercial Services & Supplies — 0.2%
IAA, Inc.(a)	66,416	3,361,978
Waste Connections, Inc.	55,887	7,615,721
		10,977,699
Communications Equipment — 0.2%
Juniper Networks, Inc.	245,558	8,768,876
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	4,062	1,789,392
Vulcan Materials Co.	39,785	8,258,571
		10,047,963
Consumer Finance — 1.6%
Ally Financial, Inc.	824,060	39,233,497
American Express Co.	157,002	25,685,527
Capital One Financial Corp.	63,115	9,157,355
		74,076,379
Containers & Packaging — 0.1%
Avery Dennison Corp.	8,614	1,865,534
Westrock Co.	41,614	1,845,997
		3,711,531
Diversified Consumer Services — 0.5%
H&R Block, Inc.	531,162	12,514,177
Service Corp. International	137,599	9,768,153
		22,282,330
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(a)	17,895	5,350,605
Voya Financial, Inc.	804,396	53,339,499
		58,690,104
Diversified Telecommunication Services — 0.0%
Verizon Communications, Inc.	24,120	1,253,275
Electric Utilities — 1.1%
Entergy Corp.	4,638	522,471
NextEra Energy, Inc.	128,212	11,969,872
OGE Energy Corp.	901,489	34,599,148
Pinnacle West Capital Corp.	27,023	1,907,553
Portland General Electric Co.	28,389	1,502,346
		50,501,390
Electrical Equipment — 0.1%
AMETEK, Inc.	46,736	6,872,061
Electronic Equipment, Instruments & Components — 0.6%
Flex Ltd.(a)	574,319	10,527,267
Keysight Technologies, Inc.(a)	83,853	17,316,483
Zebra Technologies Corp., Class A(a)	2,115	1,258,848
		29,102,598
Energy Equipment & Services — 0.9%
Schlumberger NV	1,432,030	42,889,299

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 1.4%
Roku, Inc.(a)	63,080	$ 14,394,856
Spotify Technology SA(a)	46,474	10,876,310
Walt Disney Co.(a)	190,934	29,573,767
Zynga, Inc., Class A(a)	1,693,089	10,835,770
		65,680,703
Equity Real Estate Investment Trusts (REITs) — 3.0%
American Homes 4 Rent, Class A	197,650	8,619,516
Brixmor Property Group, Inc.	281,268	7,147,020
CubeSmart	429,538	24,445,007
Extra Space Storage, Inc.	50,089	11,356,679
Life Storage, Inc.	155,454	23,812,444
Prologis, Inc.	394,730	66,456,743
RLJ Lodging Trust	73	1,017
Sun Communities, Inc.	3,375	708,649
		142,547,075
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	104,229	59,170,803
Walmart, Inc.	127,330	18,423,378
		77,594,181
Food Products — 0.4%
Kellogg Co.	60,030	3,867,132
McCormick & Co., Inc.	131,283	12,683,251
		16,550,383
Gas Utilities — 0.1%
UGI Corp.	109,144	5,010,801
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	28,251	3,976,046
Align Technology, Inc.(a)	24,175	15,887,326
Dexcom, Inc.(a)	34,621	18,589,746
Hologic, Inc.(a)	33,235	2,544,472
IDEXX Laboratories, Inc.(a)	85,345	56,196,269
Medtronic PLC	8,265	855,014
Stryker Corp.	10,453	2,795,341
		100,844,214
Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	13,658	1,815,011
Anthem, Inc.	63,683	29,519,618
Cigna Corp.	34,265	7,868,272
CVS Health Corp.	37,955	3,915,438
McKesson Corp.	116,022	28,839,588
UnitedHealth Group, Inc.	39,276	19,722,051
		91,679,978
Health Care Technology — 0.2%
Cerner Corp.	30,789	2,859,374
Teladoc Health, Inc.(a)	66,508	6,106,765
		8,966,139
Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc.(a)	13,340	32,005,728
International Game Technology PLC	48,264	1,395,312
McDonald’s Corp.	50,342	13,495,180
Travel + Leisure Co.	54,102	2,990,218
Wynn Resorts Ltd.(a)	16,871	1,434,710
		51,321,148
Household Durables — 0.7%
DR Horton, Inc.	110,641	11,999,017
Whirlpool Corp.	87,855	20,616,054
		32,615,071
Security	Shares	Value
Household Products — 1.6%
Colgate-Palmolive Co.	686,160	$ 58,556,894
Procter & Gamble Co.	100,813	16,490,991
		75,047,885
Independent Power and Renewable Electricity Producers — 0.0%
Sunnova Energy International, Inc.(a)(b)	20,623	575,794
Industrial Conglomerates — 0.5%
General Electric Co.	13,473	1,272,794
Honeywell International, Inc.	60,290	12,571,068
Roper Technologies, Inc.	21,406	10,528,755
		24,372,617
Insurance — 3.6%
Allstate Corp.	5,214	613,427
Athene Holding Ltd., Class A(a)	12,002	1,000,127
Everest Re Group Ltd.	5,188	1,421,097
Marsh & McLennan Cos., Inc.	366,212	63,654,970
MetLife, Inc.	825,059	51,557,937
Reinsurance Group of America, Inc.	49,265	5,394,025
Travelers Cos., Inc.	144,748	22,642,929
Willis Towers Watson PLC	101,466	24,097,160
		170,381,672
Interactive Media & Services — 6.0%
Alphabet, Inc., Class A(a)	47,762	138,368,425
Alphabet, Inc., Class C(a)	29,287	84,744,570
Meta Platforms, Inc., Class A(a)	153,781	51,724,239
Twitter, Inc.(a)	109,602	4,736,999
ZoomInfo Technologies, Inc.(a)	25,481	1,635,880
		281,210,113
Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.(a)	50,845	169,534,517
IT Services — 4.7%
Accenture PLC, Class A	34,831	14,439,191
Automatic Data Processing, Inc.	119,067	29,359,541
Broadridge Financial Solutions, Inc.	11,194	2,046,487
EPAM Systems, Inc.(a)(b)	1,798	1,201,873
Fidelity National Information Services, Inc.	313,761	34,247,013
Global Payments, Inc.	33,217	4,490,274
Marqeta, Inc., Class A(a)	19,318	331,690
Mastercard, Inc., Class A	26,894	9,663,552
Okta, Inc.(a)	64,882	14,544,598
PayPal Holdings, Inc.(a)	106,929	20,164,671
Visa, Inc., Class A	414,211	89,763,666
		220,252,556
Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc.	349,713	55,831,680
Bruker Corp.	27,155	2,278,576
Danaher Corp.	147,000	48,364,470
Illumina, Inc.(a)	8,132	3,093,738
Syneos Health, Inc.(a)(b)	29,664	3,045,900
Thermo Fisher Scientific, Inc.	7,750	5,171,110
		117,785,474
Machinery — 2.6%
Caterpillar, Inc.	51,050	10,554,077
Deere & Co.	4,091	1,402,763
Fortive Corp.	112,234	8,562,332
Illinois Tool Works, Inc.	218,363	53,891,988
Otis Worldwide Corp.	547,372	47,659,680
Stanley Black & Decker, Inc.	7,866	1,483,685
		123,554,525

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media — 1.1%
Altice USA, Inc., Class A(a)	150,348	$ 2,432,631
Comcast Corp., Class A	446,352	22,464,896
Discovery, Inc., Class C(a)	33,467	766,394
Fox Corp., Class A	202,511	7,472,656
Fox Corp., Class B	15,776	540,643
Sirius XM Holdings, Inc.(b)	2,545,773	16,165,659
		49,842,879
Metals & Mining — 0.3%
Reliance Steel & Aluminum Co.	77,653	12,596,870
Multiline Retail — 1.3%
Kohl’s Corp.	77,141	3,809,994
Nordstrom, Inc.(a)	352,011	7,962,489
Target Corp.	206,730	47,845,591
		59,618,074
Multi-Utilities — 1.9%
CMS Energy Corp.	22,398	1,456,990
Consolidated Edison, Inc.	502,770	42,896,336
DTE Energy Co.	245,975	29,403,852
NiSource, Inc.	504,426	13,927,202
		87,684,380
Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.	59,687	7,004,270
Devon Energy Corp.	12,559	553,224
EOG Resources, Inc.	653,514	58,051,649
Kinder Morgan, Inc.	112,976	1,791,799
Phillips 66	142,633	10,335,187
Targa Resources Corp.	11,514	601,491
Williams Cos., Inc.	265,640	6,917,266
		85,254,886
Personal Products — 0.8%
Estee Lauder Cos., Inc., Class A	105,914	39,209,363
Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	197,981	12,344,115
Eli Lilly & Co.	97,077	26,814,609
Johnson & Johnson	564,468	96,563,541
Merck & Co., Inc.	135,712	10,400,968
Pfizer, Inc.	346,692	20,472,162
Zoetis, Inc.	254,090	62,005,583
		228,600,978
Professional Services — 0.9%
Equifax, Inc.	118,141	34,590,503
IHS Markit Ltd.	38,994	5,183,083
Robert Half International, Inc.	20,545	2,291,178
		42,064,764
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	66,237	7,187,377
Road & Rail — 1.3%
Landstar System, Inc.	101,929	18,247,330
Lyft, Inc., Class A(a)	8,384	358,248
Old Dominion Freight Line, Inc.	6,977	2,500,417
Ryder System, Inc.	445,945	36,759,247
Schneider National, Inc., Class B	66,842	1,798,718
		59,663,960
Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.(a)	262,327	37,748,855
Applied Materials, Inc.	234,151	36,846,001
Cirrus Logic, Inc.(a)	102,719	9,452,202
Intel Corp.	886,991	45,680,037
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.	12,127	$ 5,215,944
Lam Research Corp.	14,360	10,326,994
NVIDIA Corp.	264,474	77,784,448
QUALCOMM, Inc.	108,153	19,777,939
Silicon Laboratories, Inc.(a)	21,157	4,367,228
Texas Instruments, Inc.	31,855	6,003,712
Xilinx, Inc.	25,554	5,418,215
		258,621,575
Software — 10.6%
Adobe, Inc.(a)	108,279	61,400,690
Atlassian Corp. PLC, Class A(a)	2,738	1,043,972
Cadence Design Systems, Inc.(a)	78,395	14,608,908
Crowdstrike Holdings, Inc., Class A(a)	4,726	967,648
HashiCorp, Inc., Class A(a)	50,093	4,560,467
HubSpot, Inc.(a)	6,011	3,962,151
InterDigital, Inc.	9	645
Intuit, Inc.	100,446	64,608,876
Microsoft Corp.	683,136	229,752,300
PagerDuty, Inc.(a)(b)	46,542	1,617,334
salesforce.com, Inc.(a)(b)	76,295	19,388,848
ServiceNow, Inc.(a)	79,609	51,674,998
Workday, Inc., Class A(a)	172,882	47,227,905
		500,814,742
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	29,358	7,042,397
American Eagle Outfitters, Inc.	414,498	10,495,089
Dick’s Sporting Goods, Inc.	7,488	861,045
Home Depot, Inc.	53,820	22,335,838
Lithia Motors, Inc.	7,550	2,241,973
Lowe’s Cos., Inc.	17,675	4,568,634
National Vision Holdings, Inc.(a)	23,645	1,134,724
Penske Automotive Group, Inc.	25,334	2,716,312
Tractor Supply Co.	36,722	8,761,869
		60,157,881
Technology Hardware, Storage & Peripherals — 8.3%
Apple Inc.	1,542,554	273,911,314
Dell Technologies, Inc., Class C(a)	886,633	49,802,176
Hewlett Packard Enterprise Co.	3,029,131	47,769,396
NetApp, Inc.	181,425	16,689,286
Western Digital Corp.(a)	72,160	4,705,553
		392,877,725
Textiles, Apparel & Luxury Goods — 0.7%
Levi Strauss & Co., Class A	465,431	11,649,738
Ralph Lauren Corp.	68,592	8,152,845
Tapestry, Inc.	356,677	14,481,086
		34,283,669
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	330,423	4,034,465
Radian Group, Inc.	124,280	2,626,036
		6,660,501
Trading Companies & Distributors — 0.3%
SiteOne Landscape Supply, Inc.(a)	52,923	12,822,184
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.(a)	124,094	3,911,443
Total Long-Term Investments — 99.3% (Cost: $3,325,823,886)		4,682,890,070

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(c)(d)
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	49,873,136	$ 49,873,136
SL Liquidity Series, LLC, Money Market Series, 0.15%(e)	25,925,622	25,928,214
Total Short-Term Securities — 1.6% (Cost: $75,796,398)		75,801,350
Total Investments — 100.9% (Cost: $3,401,620,284)		4,758,691,420
Liabilities in Excess of Other Assets — (0.9)%		(44,640,021)
Net Assets — 100.0%		$ 4,714,051,399
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 44,173,269	$ 5,699,867(a)	$ —	$ —	$ —	$ 49,873,136	49,873,136	$ 693	$ —
SL Liquidity Series, LLC, Money Market Series	10,666,029	15,266,225(a)	—	(2,649)	(1,391)	25,928,214	25,925,622	43,172(b)	—
				$ (2,649)	$ (1,391)	$ 75,801,350		$ 43,865	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	233	03/18/22	$ 55,437	$ 552,905

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Advantage Large Cap Core Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 4,682,890,070	$ —	$ —	$ 4,682,890,070
Short-Term Securities
Money Market Funds	49,873,136	—	—	49,873,136
	$ 4,732,763,206	$ —	$ —	4,732,763,206
Investments valued at NAV(a)				25,928,214
				$ 4,758,691,420
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 552,905	$ —	$ —	$ 552,905
(a)	Certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
S&P	Standard & Poor’s